Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Opening provision	$ 28,353	$ 10,748
Additional provisions	4,153	26,674
Release provision	(200)	0
Utilization	(3,082)	(9,069)
Ending provision	$ 29,224	$ 28,353